INCOME TAXES - Summary of Components of Benefit For Income Taxes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current tax provision:
Federal			$ (1,000)	$ 0
State			16,000	14,000
Total current tax provision			15,000	14,000
Deferred tax provision:
Federal			0	0
State			0	0
Total deferred tax provision			0	0
Income tax expense	$ (0)	$ 8,000	$ 15,000	$ 14,000